Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Central Index Key	0001677940
Entity Registrant Name	BeyondSpring Inc.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2022
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Entity File Number	001-38024
Entity Address, Address Line One	28 Liberty Street, 39th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005